UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 78.4%
U.S. Treasury Bonds - 78.4%
United States Treasury Bond Strip zero coupon due 08/15/10	$207,820,000	$181,371,372
United States Treasury Bond Strip zero coupon due 08/15/10	11,500,000	10,033,451

Total U.S. Government Obligations (cost $193,462,553)		191,404,823

PUT OPTIONS PURCHASED - 0.4% +
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,430 (cost $150,831)	51,750	921,150

Total Long-Term Investment Securities (Cost $193,613,384)		192,325,973

SHORT-TERM INVESTMENT SECURITIES - 21.3%
U.S. Treasury Bills - 21.3%
United States Treasury Bills 1.84% due 09/27/07	17,150,000	17,017,534
United States Treasury Bills 2.19% due 10/18/07(1)	12,400,000	12,271,635
United States Treasury Bills 2.73% due 12/06/07(1)	21,900,000	21,531,861
United States Treasury Bills 3.13% due 01/24/08	1,300,000	1,269,715

Total Short-Term Investment Securities (cost $52,094,478)		52,090,745

TOTAL INVESTMENTS - (cost $245,707,862)(2)	100.1%	244,416,718
Liabilities in excess of other assets	(0.1)	(324,107)

NET ASSETS -	100.0%	$244,092,611

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN - (0.0%) +
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,590 (premiums received $421,869)	(51,750)	$(18,113)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
306 Long	S&P 500 Futures Index	September 2007	$116,021,944	$111,835,350	$(4,186,594)

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 57.1%
U.S. Treasury Bonds - 56.5%

United States Treasury Bond Strip zero coupon due 08/15/15 (cost $97,805,968)	$140,415,000	$95,748,287

PUT OPTIONS PURCHASED - 0.6% +

Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,430 (cost $158,846)	54,500	970,100

Total Long-Term Investment Securities (Cost $97,964,814)		96,718,387

SHORT-TERM INVESTMENT SECURITIES - 44.3%
U.S. Treasury Bills - 44.3%
United States Treasury Bills 1.16% due 08/30/07	1,250,000	1,241,604
United States Treasury Bills 1.84% due 09/27/07(1)	14,900,000	14,784,912
United States Treasury Bills 2.17% due 10/18/07(1)	22,550,000	22,316,562
United States Treasury Bills 2.73% due 12/06/07(1)	34,900,000	34,313,331
United States Treasury Bills 3.13% due 01/24/08	2,400,000	2,344,090

Total Short-Term Investment Securities (cost $75,009,986)		75,000,499

TOTAL INVESTMENTS - (cost $172,974,800)(2)	101.3%	171,718,886
Liabilities in excess of other assets	(1.3)	(2,235,136)

NET ASSETS -	100.0%	$169,483,750

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)

CALL OPTIONS WRITTEN - (0.3%) +
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,590 (premiums received $424,379)	(54,500)	$(19,075)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
400 Long	S&P 500 Futures Index	September 2007	$151,591,474	$146,190,000	$(5,401,474)

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—54.1%
U.S. Treasury Bonds—54.1%

United States Treasury Bond Strip zero coupon due 08/15/20	$10,980,000	$5,708,590
United States Treasury Bond Strip zero coupon due 08/15/20	56,860,000	29,486,914

Total U.S. Government Obligations (cost $36,312,543)		35,195,504

PUT OPTIONS PURCHASED—0.0% +

Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,430 (cost $3,643)	1,250	22,250

Total Long-Term Investment Securities (cost $36,316,186)		35,217,754

SHORT-TERM INVESTMENT SECURITIES—47.3%
U.S. Treasury Bills—47.3%
United States Treasury Bills 4.69% due 12/06/07(1)	13,200,000	12,978,108
United States Treasury Bills 4.73% due 10/18/07(1)	12,400,000	12,271,635
United States Treasury Bills 4.75% due 09/27/07	4,450,000	4,415,628
United States Treasury Bills 4.75% due 01/24/08	900,000	879,034
United States Treasury Bills 4.77% due 12/05/07	200,000	196,638

Total Short-Term Investment Securities (cost $30,742,698)		30,741,043

TOTAL INVESTMENTS - (cost $67,0558,884)(2)	101.4%	65,958,797
Liabilities in excess of other assets	(1.4)%	(906,434)

NET ASSETS -	100.0%	$65,052,363

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.00%)
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,590 (premiums received $10,857)	(1,250)	$(438)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
161 Long	S&P 500 Futures Index	September 2007	$60,959,773	$58,841,475	$(2,118,298)
7 Long	S&P 500 E-Mini Futures Index	September 2007	539,190	511,665	(27,525)

					$(2,145,823)

See Notes to Portfolio of Investments

AIG Series Trust - Short Horizon Income Fund

PORTFOLIO OF INVESTMENTS - July 31, 2007 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—31.6%
U.S. Treasury Bonds—31.6%

United States Treasury Bond Strip zero coupon due 11/15/09(1)	$350,000	$316,070
United States Treasury Note Strip zero coupon due 11/15/08	500,000	470,644
United States Treasury Note Strip zero coupon due 08/15/09	40,000	36,458

Total U.S. Government Obligations (cost $822,066)		823,172

U.S. GOVERNMENT AGENCIES—60.9%
Government National Mortgage Association—60.9%
Government National Mtg. Association 6.50% due 10/15/31	441,985	452,176
Government National Mtg. Association 6.50% due 02/15/32	324,713	331,875
Government National Mtg. Association 7.00% due 06/15/31	415,420	433,819
Government National Mtg. Association 7.50% due 03/20/37	355,696	368,531

Total U.S. Government Agencies (cost $1,585,846)		1,586,401

Total Long-Term Investment Securities (cost $2,407,912)		2,409,573

SHORT-TERM INVESTMENT SECURITIES—7.7%
U.S. Treasury Bills—7.7%
United States Treasury Bills 4.67% due 12/06/07(1)	180,000	176,974
United States Treasury Bills 4.77% due 10/18/07(1)	25,000	24,741

Total Short-Term Investment Securities (cost $201,753)		201,715

TOTAL INVESTMENTS - (cost $2,609,665)(2)	100.2%	$2,611,288
Liabilities in excess of other assets	(0.2)	(5,295)

NET ASSETS	100.0%	$2,605,993

+ Non-income producing securities
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2) See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.0%)+
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2007/$1,590 (premiums received $3,743)	(500)	$(175)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
2 Long	S&P 500 Future Index	September 2007	$762,557	$730,950	$(31,607)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2010 High Watermark Fund	2015 High Watermark Fund	2020 High Watermark Fund	Short Horizon Income Fund

Cost	$246,262,976	$172,974,800	$67,064,242	$2,611,050

Appreciation	$770,769	$811,441	18,915	$5,132
Depreciation	(2,617,027)	(2,067,355)	(1,124,360)	(4,894)

Unrealized appreciation (depreciation) — net	$(1,846,258)	$(1,255,914)	$(1,105,445)	$238

Note 3. Other Information

The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission has issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated-persons of AIG, including AIG SunAmerica Asset Management Corp. and AIG SunAmerica Capital Services, Inc. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact on the Funds or the Funds’ shareholders.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semi-annual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 28, 2007

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	September 28, 2007